Income Taxes - Summary of Current and Deferred Component of Income Tax Expenses (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 603,765,914	$ 94,744,047	¥ 121,701,686	¥ 91,994,704
Deferred income tax (benefit) expense	(582,913,268)	(91,471,812)	248,151,964	(9,034,211)
Income tax expenses	¥ 20,852,646	$ 3,272,235	¥ 369,853,650	¥ 82,960,493